Annual Total Returns	0 Months Ended
Oct. 01, 2011
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(2.78%)
Annual Return 2002	(4.27%)
Annual Return 2003	25.67%
Annual Return 2004	11.80%
Annual Return 2005	1.40%
Annual Return 2006	9.95%
Annual Return 2007	0.89%
Annual Return 2008	(26.98%)
Annual Return 2009	44.66%
Annual Return 2010	14.21%
(Columbia High Yield Opportunity - Z) | (Columbia High Yield Opportunity Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(2.53%)
Annual Return 2002	(4.03%)
Annual Return 2003	25.98%
Annual Return 2004	12.08%
Annual Return 2005	1.66%
Annual Return 2006	10.22%
Annual Return 2007	1.14%
Annual Return 2008	(26.80%)
Annual Return 2009	45.00%
Annual Return 2010	14.49%
(Columbia International Bond Fund - ACI) | (Columbia International Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2009	4.77%
Annual Return 2010	5.73%
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2009	5.03%
Annual Return 2010	5.90%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	3.09%
Annual Return 2002	7.97%
Annual Return 2003	19.29%
Annual Return 2004	10.04%
Annual Return 2005	1.26%
Annual Return 2006	6.76%
Annual Return 2007	5.67%
Annual Return 2008	(6.46%)
Annual Return 2009	18.67%
Annual Return 2010	9.96%
(Columbia Strategic Income Class Z) | (Columbia Strategic Income Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	3.16%
Annual Return 2002	7.88%
Annual Return 2003	19.72%
Annual Return 2004	10.21%
Annual Return 2005	1.52%
Annual Return 2006	7.08%
Annual Return 2007	5.98%
Annual Return 2008	(6.46%)
Annual Return 2009	19.19%
Annual Return 2010	10.17%